                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10353

                      Morgan Stanley KLD Social Index Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2004

Date of reporting period: May 31, 2004

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY KLD SOCIAL INDEX FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

                                               KLD           LIPPER
                                         LARGE CAP        LARGE-CAP
                                        SOCIAL(SM)             CORE
CLASS A   CLASS B   CLASS C   CLASS D     INDEX(1)   FUNDS INDEX(2)
   5.93%     5.53%     5.56%     5.93%        5.81%            5.27%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Equity markets performed well during the six-month period ended May 31, 2004, after the strong rally that began in March 2003. The market during this period can be characterized as having two distinct phases: the first, resembling the rally seen earlier in the year and the second, showing a marked shift in investor sentiment. During December 2003 and January 2004 the market rallied due to low interest rates, low inflationary concerns -- largely because of slow job growth and the capture of Saddam Hussein. The Federal Open Market Committee (the
Fed) stated that they would be "patient" with low interest rates in the absence of clear inflationary pressures. Investors remained focused on high-beta sectors as the threat of interest-rate hikes stayed low; as a result, information technology and other economically sensitive sectors led the market, though all sectors returned positive results.

January 2004 began promisingly on the heels of a strong earnings report by Intel. While its earnings were strong, Intel's guidance on future margins led to profit taking in the information technology sector; the profit taking spread to other sectors in February after a weak University of Michigan consumer sentiment report. Then investors began to shift assets toward more-defensive, more attractively valued stocks after Fed Chairman Alan Greenspan indicated that interest rates would likely rise in the future and after more mixed economic data came out. As investors struggled with interest-rate uncertainty and the mixed economic data, the market fluctuated without a discernible trend. Large-cap stocks outperformed both small- and mid-cap issues as investors sought dividend-paying stocks with stable earnings. Mid-cap stocks lagged both their smaller and larger counterparts.

PERFORMANCE ANALYSIS

Performance for Morgan Stanley KLD Social Index Fund was mixed during this period. Share classes A and D outperformed both the KLD Large Cap Social(SM) Index* (The KLD Index) and the Lipper Large-Cap Core Funds Index, while share classes B & C only outperformed the noted Lipper Index. The Fund's investment objective is to seek to provide investment results that, before expenses, correspond to the total return of the KLD Large Cap Social(SM) Index. During the period, the Index had a high exposure to the information technology sector and so did the Fund. Unfortunately, information technology was the worst-performing sector in the market and the Fund was hurt by such key holdings as Intel, Veritas and Texas Instruments. Performance was also hurt by basic materials and utilities companies.

On a more positive note, the Fund's holdings in several key sectors performed well. Financials was one of the strongest-performing sectors, led by the low-cost insurer American International Group (AIG). AIG was boosted by strong profit reports in January and April. Additionally, the health care supply company Johnson & Johnson and consumer staples supplier Procter & Gamble aided the Fund's performance as investors sought their more-stable revenue streams.

* THE KLD LARGE CAP SOCIAL(SM) INDEX BEGINS WITH THE RUSSELL 1000 INDEX. COMPANIES ON THE KLD LARGE CAP SOCIAL(SM) INDEX ARE COMPANIES THAT PASS KLD'S MULTIPLE PROPRIETARY ENVIRONMENTAL AND SOCIAL SCREENS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE KLD LARGE CAP SOCIAL(SM) INDEX (KLD INDEX) IS A SERVICE MARK OF KLD RESEARCH & ANALYTICS, INC. (KLD). MORGAN STANLEY KLD SOCIAL INDEX FUND IS NOT PROMOTED OR ENDORSED BY, OR IN ANY WAY AFFILIATED WITH KLD. KLD IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUND OR ANY ASSOCIATED LITERATURE OR PUBLICATIONS. KLD MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. THE KLD INDEX IS DERIVED FROM THE CONSTITUENTS OF THE RUSSELL 1000 INDEX. THE RUSSELL 1000 INDEX IS A TRADEMARK/SERVICE MARK OF THE FRANK RUSSELL COMPANY (FRC). THE USE OF THE RUSSELL 1000 INDEX AS THE UNIVERSE FOR THE KLD INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY FRC AS TO THE ATTRACTIVENESS OF THE KLD INDEX OR OF THE INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 1000 INDEX OR KLD INDEX ARE BASED.

TOP 10 HOLDINGS

Microsoft Corp.                          3.2%
Intel Corp.                              2.5
Johnson & Johnson                        2.3
American Int'l. Group                    2.1
Cisco Systems Inc.                       2.1
IBM                                      2.0
Procter & Gamble                         1.9
Merck & Co.                              1.5
Coca-Cola Co.                            1.5
Wells Fargo & Co.                        1.4

TOP FIVE INDUSTRIES

Packaged Software                        4.8%
Semiconductors                           4.8
Major Banks                              4.7
Household/Personal Care                  3.9
Pharmaceuticals: Major                   3.7

DATA AS OF MAY 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON STOCKS OF COMPANIES INCLUDED IN THE KLD INDEX, AN INDEX COMPRISED OF STOCKS THAT MEET CERTAIN SOCIAL AND ENVIRONMENTAL CRITERIA. THE KLD INDEX IS A COMMON STOCK INDEX COMPRISED OF THE STOCKS OF U.S. COMPANIES WHICH ARE WEIGHTED ACCORDING TO MARKET CAPITALIZATION. THE KLD INDEX WAS DEVELOPED BY KLD RESEARCH & ANALYTICS, INC. ("KLD") BASED ON CERTAIN SOCIAL AND ENVIRONMENTAL CRITERIA. THE KLD INDEX IS DERIVED BY KLD FROM THE CONSTITUENTS OF THE RUSSELL 1000(R) INDEX. THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF THE 1000 LARGEST COMPANIES IN THE UNITED STATES AND IS CONSIDERED REPRESENTATIVE OF THE UNITED STATES LARGE CAPITALIZATION SECURITIES MARKET. THE RUSSELL 1000 INDEX IS RECONSTITUTED ANNUALLY ON JUNE 30.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2004

                       CLASS A SHARES*       CLASS B SHARES**      CLASS C SHARES+      CLASS D SHARES++
                      (SINCE 07/13/01)       (SINCE 07/13/01)     (SINCE 07/13/01)      (SINCE 07/13/01)
SYMBOL                          SIXAX                  SIXBX                SIXCX                 SIXDX
1 YEAR                          19.22%(3)              18.27%(3)            18.20%(3)              19.34%(3)
                                12.96(4)               13.27(4)             17.20(4)                  --

SINCE INCEPTION                 (1.38)(3)              (2.17)(3)            (2.15)(3)              (1.21)(3)
                                (3.21)(4)              (3.19)(4)            (2.15)(4)                 --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE KLD LARGE CAP SOCIAL(SM) INDEX BEGINS WITH THE RUSSELL 1000(R) INDEX. COMPANIES ON THE KLD LARGE CAP SOCIAL(SM) INDEX ARE COMPANIES THAT PASS KLD'S MULTIPLE PROPRIETARY ENVIRONMENTAL AND SOCIAL SCREENS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER LARGE-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER LARGE-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

MORGAN STANLEY KLD SOCIAL INDEX FUND

PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
           COMMON STOCKS (92.8%)
           ADVERTISING/
           MARKETING SERVICES (0.3%)
     271   Lamar Advertising Co.*                                         $        11,076
     494   Omnicom Group, Inc.                                                     39,456
                                                                          ---------------
                                                                                   50,532
                                                                          ---------------
           AIR FREIGHT/COURIERS (1.0%)
     261   C.H. Robinson Worldwide, Inc.                                           10,852
     256   Expeditors International of
             Washington, Inc.                                                      11,633
     741   FedEx Corp.                                                             54,523
   1,336   United Parcel Service, Inc.
             (Class B)                                                             95,818
                                                                          ---------------
                                                                                  172,826
                                                                          ---------------
           AIRLINES (0.1%)
   1,943   Southwest Airlines Co.                                                  30,136
                                                                          ---------------
           APPAREL/FOOTWEAR (0.2%)
     490   Coach, Inc.*                                                            21,369
     340   Liz Claiborne, Inc.                                                     11,662
     300   V.F. Corp.                                                              14,094
                                                                          ---------------
                                                                                   47,125
                                                                          ---------------
           APPAREL/FOOTWEAR RETAIL (0.5%)
     207   Chico's FAS, Inc.*                                                       8,880
     396   Foot Locker, Inc.                                                        9,346
   1,634   Gap, Inc. (The)                                                         39,461
     280   Nordstrom, Inc.                                                         11,354
     442   Ross Stores, Inc.                                                       11,576
   1,256   TJX Companies, Inc. (The)                                               31,287
                                                                          ---------------
                                                                                  111,904
                                                                          ---------------
           AUTO PARTS: O.E.M. (0.5%)
     290   Autoliv, Inc.                                                           11,991
     436   Dana Corp.                                                               8,131
   1,303   Delphi Corp.                                                            13,278
     287   Gentex Corp.                                                            10,906
     536   Johnson Controls, Inc.                                                  28,901
     200   Lear Corp.                                                              11,846
                                                                          ---------------
                                                                                   85,053
                                                                          ---------------
           BEVERAGES: NON-ALCOHOLIC (1.6%)
   5,059   Coca-Cola Co. (The)                                            $       259,780
     568   Coca-Cola Enterprises Inc.                                              15,648
     412   Pepsi Bottling Group, Inc. (The)                                        11,948
                                                                          ---------------
                                                                                  287,376
                                                                          ---------------
           BIOTECHNOLOGY (1.8%)
   3,111   Amgen Inc.*                                                            170,172
     718   Biogen Idec Inc.*                                                       44,624
     155   Cephalon, Inc.*                                                          8,350
     487   Genzyme Corp.*                                                          21,223
     545   Gilead Sciences, Inc.*                                                  35,676
     158   Invitrogen Corp.*                                                       10,973
     654   MedImmune, Inc.*                                                        15,742
     750   Millennium
             Pharmaceuticals, Inc.*                                                11,182
                                                                          ---------------
                                                                                  317,942
                                                                          ---------------
           BROADCASTING (0.2%)
   2,531   Sirius Satellite Radio Inc.*                                             7,593
     479   Univision Communications Inc.
             (Class A)*                                                            15,591
     354   XM Satellite Radio
             Holdings Inc. (Class A)*                                               8,914
                                                                          ---------------
                                                                                   32,098
                                                                          ---------------
           BUILDING PRODUCTS (0.3%)
     597   American Standard
             Companies, Inc.*                                                      22,399
   1,134   Masco Corp.                                                             32,829
                                                                          ---------------
                                                                                   55,228
                                                                          ---------------
           CABLE/SATELLITE TV (1.3%)
   5,174   Comcast Corp. (Class A)*                                               149,787
   6,803   Liberty Media Corp.
             (Class A)*                                                            74,697
                                                                          ---------------
                                                                                  224,484
                                                                          ---------------
           CHEMICALS:
           MAJOR DIVERSIFIED (0.1%)
     274   Engelhard Corp.                                                          8,294
     298   Rohm & Haas Co.                                                         11,485
                                                                          ---------------
                                                                                   19,779
                                                                          ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
           CHEMICALS: SPECIALTY (0.4%)
     524   Air Products & Chemicals, Inc.                                 $        26,184
     772   Praxair, Inc.                                                           28,556
     256   Sigma-Aldrich Corp.                                                     14,620
                                                                          ---------------
                                                                                   69,360
                                                                          ---------------
           COMMERCIAL PRINTING/
           FORMS (0.1%)
     519   Donnelley (R.R.) & Sons Co.                                             15,705
                                                                          ---------------
           COMPUTER
           COMMUNICATIONS (2.3%)
   1,063   Avaya Inc.*                                                             16,827
  16,841   Cisco Systems, Inc.*                                                   373,028
   1,093   Juniper Networks, Inc.*                                                 22,855
                                                                          ---------------
                                                                                  412,710
                                                                          ---------------
           COMPUTER PERIPHERALS (0.7%)
   5,699   EMC Corp.*                                                              64,057
     331   Lexmark International, Inc.*                                            31,220
     799   Network Appliance, Inc.*                                                15,820
     300   Storage Technology Corp.*                                                8,475
     127   Zebra Technologies Corp.
             (Class A)*                                                            10,272
                                                                          ---------------
                                                                                  129,844
                                                                          ---------------
           COMPUTER PROCESSING
           HARDWARE (2.4%)
     917   Apple Computer, Inc.*                                                   25,731
   5,461   Dell Inc.*                                                             192,118
   7,350   Hewlett-Packard Co.                                                    156,114
     229   NCR Corp.*                                                              11,047
   7,851   Sun Microsystems, Inc.*                                                 33,210
                                                                          ---------------
                                                                                  418,220
                                                                          ---------------
           CONSTRUCTION MATERIALS (0.1%)
     261   Vulcan Materials Co.                                                    11,682
                                                                          ---------------
           CONTAINERS/PACKAGING (0.2%)
     387   Pactiv Corp.*                                                            9,125
     219   Sealed Air Corp.*                                                       11,009
     157   Temple-Inland, Inc.                                                     10,255
                                                                          ---------------
                                                                                   30,389
                                                                          ---------------
           CONTRACT DRILLING (0.1%)
     555   ENSCO International Inc.                                       $        14,785
     310   Patterson-UTI Energy, Inc.                                               9,505
                                                                          ---------------
                                                                                   24,290
                                                                          ---------------
           DATA PROCESSING SERVICES (0.9%)
   1,511   Automatic Data
             Processing, Inc.                                                      67,134
     423   Ceridian Corp.*                                                          9,475
     236   DST Systems, Inc.*                                                      11,337
     493   Fiserv, Inc.*                                                           18,645
     825   Paychex, Inc.                                                           30,946
     773   SunGard Data Systems Inc.*                                              21,420
                                                                          ---------------
                                                                                  158,957
                                                                          ---------------
           DEPARTMENT STORES (0.6%)
     715   Kohl's Corp.*                                                           34,005
     651   May Department Stores Co.                                               18,658
     649   Penney (J.C.) Co., Inc.                                                 23,221
     641   Sears, Roebuck & Co.                                                    24,358
                                                                          ---------------
                                                                                  100,242
                                                                          ---------------
           DISCOUNT STORES (1.0%)
   1,106   Costco Wholesale Corp.                                                  41,785
     777   Dollar General Corp.                                                    15,074
     273   Dollar Tree Stores, Inc.*                                                7,617
     414   Family Dollar Stores, Inc.                                              12,983
   2,190   Target Corp.                                                            97,893
                                                                          ---------------
                                                                                  175,352
                                                                          ---------------
           DRUGSTORE CHAINS (0.7%)
     980   CVS Corp.                                                               40,846
   2,402   Walgreen Co.                                                            84,094
                                                                          ---------------
                                                                                  124,940
                                                                          ---------------
           ELECTRIC UTILITIES (0.1%)
   1,100   AES Corp. (The)*                                                        10,274
     600   Pepco Holdings, Inc.                                                    11,040
                                                                          ---------------
                                                                                   21,314
                                                                          ---------------
           ELECTRICAL PRODUCTS (0.5%)
     461   American Power
             Conversion Corp.                                                       8,344
     996   Emerson Electric Co.                                                    59,461

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
     253   Energizer Holdings, Inc.*                                      $        11,474
     504   Molex Inc.                                                              14,797
                                                                          ---------------
                                                                                   94,076
                                                                          ---------------
           ELECTRONIC COMPONENTS (0.3%)
     468   Jabil Circuit, Inc.*                                                    13,249
     305   QLogic Corp.*                                                            9,363
     378   SanDisk Corp.*                                                           9,318
   1,987   Solectron Corp.*                                                        10,928
     472   Vishay Intertechnology, Inc.*                                            8,907
                                                                          ---------------
                                                                                   51,765
                                                                          ---------------
           ELECTRONIC DISTRIBUTORS (0.1%)
     400   Arrow Electronics, Inc.*                                                10,892
     209   CDW Corp.                                                               14,684
                                                                          ---------------
                                                                                   25,576
                                                                          ---------------
           ELECTRONIC EQUIPMENT/
           INSTRUMENTS (0.6%)
     285   Diebold, Inc.                                                           14,002
   3,639   JDS Uniphase Corp.*                                                     12,555
     360   Scientific-Atlanta, Inc.                                                12,391
     727   Symbol Technologies, Inc.                                               10,709
     460   Thermo Electron Corp.*                                                  14,159
     324   Waters Corp.*                                                           14,930
   1,843   Xerox Corp.*                                                            24,954
                                                                          ---------------
                                                                                  103,700
                                                                          ---------------
           ELECTRONIC PRODUCTION
           EQUIPMENT (0.8%)
   3,988   Applied Materials, Inc.*                                                79,600
     627   Cadence Design
             Systems, Inc.*                                                         8,678
     539   KLA-Tencor Corp.*                                                       25,969
     372   Lam Research Corp.*                                                      9,348
     391   Novellus Systems, Inc.*                                                 13,016
     357   Synopsys, Inc.*                                                         10,567
                                                                          ---------------
                                                                                  147,178
                                                                          ---------------
           ELECTRONICS/
           APPLIANCE STORES (0.3%)
     634   Best Buy Co., Inc.                                                      33,450
     429   RadioShack Corp.                                                        13,037
                                                                          ---------------
                                                                                   46,487
                                                                          ---------------
           ELECTRONICS/APPLIANCES (0.2%)
     170   Harman International
             Industries, Inc.                                             $        13,624
     219   Whirlpool Corp.                                                         14,570
                                                                          ---------------
                                                                                   28,194
                                                                          ---------------
           FINANCE/RENTAL/LEASING (2.7%)
     325   Allied Capital Corp.                                                     8,785
     543   Capital One Financial Corp.                                             38,043
     503   CIT Group, Inc.                                                         18,847
     613   Countrywide Financial Corp.                                             39,538
     337   Doral Financial Corp.                                                   10,922
   2,343   Fannie Mae                                                             158,621
   1,669   Freddie Mac                                                             97,453
   2,587   MBNA Corp.                                                              65,710
     698   Providian Financial Corp.*                                               9,493
     960   SLM Corp.                                                               36,797
                                                                          ---------------
                                                                                  484,209
                                                                          ---------------
           FINANCIAL CONGLOMERATES (2.6%)
   2,842   American Express Co.                                                   144,089
   5,403   J.P. Morgan Chase & Co.                                                199,047
     750   Principal Financial Group, Inc.                                         26,212
   1,364   Prudential Financial, Inc.                                              60,425
     832   State Street Corp.                                                      40,285
                                                                          ---------------
                                                                                  470,058
                                                                          ---------------
           FINANCIAL PUBLISHING/
           SERVICES (0.4%)
     230   Dun & Bradstreet Corp.*                                                 12,726
     508   McGraw-Hill Companies,
             Inc. (The)                                                            39,583
     334   Moody's Corp.                                                           21,840
                                                                          ---------------
                                                                                   74,149
                                                                          ---------------
           FOOD DISTRIBUTORS (0.3%)
   1,627   SYSCO Corp.                                                             61,012
                                                                          ---------------
           FOOD RETAIL (0.6%)
     811   Albertson's, Inc.                                                       19,002
   1,919   Kroger Co.*                                                             32,028
   1,078   Safeway Inc.*                                                           24,320
     408   Supervalu, Inc.                                                         12,656

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
     129   Whole Foods Market, Inc.                                       $        11,094
                                                                          ---------------
                                                                                   99,100
                                                                          ---------------
           FOOD: MAJOR DIVERSIFIED (1.9%)
     560   Campbell Soup Co.                                                       14,286
     905   General Mills, Inc.                                                     41,675
     978   Heinz (H.J.) Co.                                                        36,519
     568   Kellogg Co.                                                             24,083
   4,085   PepsiCo, Inc.                                                          218,016
                                                                          ---------------
                                                                                  334,579
                                                                          ---------------
           FOOD: MEAT/FISH/DAIRY (0.1%)
     391   Dean Foods Co.*                                                         13,802
                                                                          ---------------
           FOOD: SPECIALTY/CANDY (0.4%)
     232   Hershey Foods Corp.                                                     20,585
     349   McCormick & Co., Inc.
             (Non-Voting)                                                          12,372
     100   Smucker (J.M.) Co.                                                       4,890
     406   Wrigley (Wm.) Jr. Co.
             (Class A)                                                             25,497
                                                                          ---------------
                                                                                   63,344
                                                                          ---------------
           GAS DISTRIBUTORS (0.4%)
     397   Equitable Resources, Inc.                                               19,215
     487   KeySpan Corp.                                                           17,240
     811   NiSource, Inc.                                                          16,431
     300   Questar Corp.                                                           10,995
                                                                          ---------------
                                                                                   63,881
                                                                          ---------------
           HOME BUILDING (0.4%)
     342   Centex Corp.                                                            16,584
     467   D.R. Horton, Inc.                                                       13,496
     130   KB HOME                                                                  8,564
     298   Lennar Corp. (Class A)                                                  13,678
     271   Pulte Homes, Inc.                                                       14,295
                                                                          ---------------
                                                                                   66,617
                                                                          ---------------
           HOME FURNISHINGS (0.2%)
     564   Leggett & Platt, Inc.                                                   14,258
     160   Mohawk Industries, Inc.*                                                11,878
     704   Newell Rubbermaid, Inc.                                                 16,593
                                                                          ---------------
                                                                                   42,729
                                                                          ---------------
           HOME IMPROVEMENT
           CHAINS (1.7%)
     200   Fastenal Co.                                                   $        10,352
   5,460   Home Depot, Inc. (The)                                                 196,123
   1,876   Lowe's Companies, Inc.                                                 100,497
                                                                          ---------------
                                                                                  306,972
                                                                          ---------------
           HOSPITAL/
           NURSING MANAGEMENT (0.2%)
     608   Health Management Associates,
             Inc. (Class A)                                                        13,370
     312   Manor Care, Inc.                                                         9,775
     192   Triad Hospitals, Inc.*                                                   6,789
                                                                          ---------------
                                                                                   29,934
                                                                          ---------------
           HOUSEHOLD/PERSONAL CARE (3.9%)
     214   Alberto-Culver Co. (Class B)                                            10,062
     565   Avon Products, Inc.                                                     50,093
     415   Clorox Co. (The)                                                        21,729
   1,311   Colgate-Palmolive Co.                                                   74,989
     310   Estee Lauder Companies, Inc.
             (The) (Class A)                                                       14,195
   2,424   Gillette Co. (The)                                                     104,450
   1,259   Kimberly-Clark Corp.                                                    82,968
   3,111   Procter & Gamble Co. (The)                                             335,428
                                                                          ---------------
                                                                                  693,914
                                                                          ---------------
           INDUSTRIAL CONGLOMERATES (1.0%)
   1,848   3M Co.                                                                 156,267
     400   ALLETE, Inc.                                                            13,900
     218   SPX Corp.*                                                               9,531
                                                                          ---------------
                                                                                  179,698
                                                                          ---------------
           INDUSTRIAL MACHINERY (0.3%)
     650   Illinois Tool Works Inc.                                                58,422
                                                                          ---------------
           INDUSTRIAL SPECIALTIES (0.1%)
     510   Ecolab Inc.                                                             15,560
                                                                          ---------------
           INFORMATION TECHNOLOGY
           SERVICES (2.3%)
     471   Citrix Systems, Inc.*                                                    9,915
     186   Cognizant Technology
             Solutions Corp.*                                                       8,601
   1,105   Electronic Data Systems Corp.                                           18,067

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
   3,953   International Business
             Machines Corp.                                               $       350,196
     918   PeopleSoft, Inc.*                                                       16,414
     846   Unisys Corp.*                                                           11,472
                                                                          ---------------
                                                                                  414,665
                                                                          ---------------
           INSURANCE BROKERS/
           SERVICES (0.5%)
     594   AON Corp.                                                               16,412
     189   Gallagher (Arthur J.) & Co.                                              6,020
   1,310   Marsh & McLennan
             Companies, Inc.                                                       57,797
                                                                          ---------------
                                                                                   80,229
                                                                          ---------------
           INTERNET RETAIL (0.3%)
     546   Amazon.com, Inc.*                                                       26,366
   1,055   InterActiveCorp*                                                        32,979
                                                                          ---------------
                                                                                   59,345
                                                                          ---------------
           INTERNET SOFTWARE/
           SERVICES (0.6%)
     900   BEA Systems, Inc.*                                                       7,767
   1,089   Siebel Systems, Inc.*                                                   11,761
     641   VeriSign, Inc.*                                                         11,628
   2,606   Yahoo! Inc.*                                                            79,900
                                                                          ---------------
                                                                                  111,056
                                                                          ---------------
           INVESTMENT BANKS/
           BROKERS (1.4%)
     577   AmeriTrade Holding Corp.*                                                6,861
     300   Edwards (A.G.), Inc.                                                    11,220
     713   Goldman Sachs Group,
             Inc. (The)                                                            66,958
     190   Legg Mason, Inc.                                                        16,665
   2,220   Merrill Lynch & Co., Inc.                                              126,096
   2,559   Schwab (Charles) Corp. (The)                                            25,078
                                                                          ---------------
                                                                                  252,878
                                                                          ---------------
           INVESTMENT MANAGERS (0.5%)
     409   Franklin Resources, Inc.                                                20,565
     100   Investors Financial
             Services Corp.                                                         3,912
     633   Janus Capital Group, Inc.                                               10,362
   1,102   Mellon Financial Corp.                                         $        32,443
     267   Price (T.) Rowe Group, Inc.                                             12,859
                                                                          ---------------
                                                                                   80,141
                                                                          ---------------
           LIFE/HEALTH INSURANCE (0.6%)
   1,199   AFLAC, Inc.                                                             48,679
     376   Jefferson-Pilot Corp.                                                   19,300
     484   Lincoln National Corp.                                                  22,985
     693   UnumProvident Corp.                                                     10,090
                                                                          ---------------
                                                                                  101,054
                                                                          ---------------
           MAJOR BANKS (4.7%)
   2,759   Bank One Corp.                                                         133,674
   1,430   BB&T Corp.                                                              53,882
     475   Comerica, Inc.                                                          26,890
   1,115   KeyCorp                                                                 35,022
   1,378   National City Corp.                                                     48,905
     725   PNC Financial Services Group                                            40,027
     426   Popular, Inc.                                                           18,403
   1,005   SouthTrust Corp.                                                        34,039
     734   SunTrust Banks, Inc.                                                    47,769
     170   UnionBanCal Corp.                                                        9,790
   3,034   Wachovia Corp.                                                         143,235
   4,094   Wells Fargo & Co.                                                      240,727
                                                                          ---------------
                                                                                  832,363
                                                                          ---------------
           MAJOR TELECOMMUNICATIONS (3.4%)
     849   ALLTEL Corp.                                                            42,985
   1,888   AT&T Corp.                                                              31,303
   4,393   BellSouth Corp.                                                        109,649
   7,983   SBC Communications, Inc.                                               189,197
   6,504   Verizon Communications Inc.                                            224,908
                                                                          ---------------
                                                                                  598,042
                                                                          ---------------
           MANAGED HEALTH CARE (1.6%)
     339   Aetna, Inc.                                                             27,527
     352   Anthem, Inc.*                                                           31,163
   1,081   Caremark Rx, Inc.*                                                      33,727
     337   CIGNA Corp.                                                             22,849
     190   Coventry Health Care, Inc.*                                              8,755
     461   Humana, Inc.*                                                            7,869
     203   Oxford Health Plans, Inc.                                               11,524

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
     230   PacifiCare Health
             Systems, Inc.*                                               $         8,494
   1,403   UnitedHealth Group Inc.                                                 91,546
     357   WellPoint Health
             Networks, Inc.*                                                       39,820
                                                                          ---------------
                                                                                  283,274
                                                                          ---------------
           MEDIA CONGLOMERATES (1.6%)
   4,898   Disney (Walt) Co. (The)                                                114,956
  10,382   Time Warner Inc.*                                                      176,909
                                                                          ---------------
                                                                                  291,865
                                                                          ---------------
           MEDICAL DISTRIBUTORS (0.7%)
   1,103   Cardinal Health, Inc.                                                   74,684
     131   Henry Schein, Inc.*                                                      8,798
     709   McKesson Corp.                                                          24,390
     155   Patterson Dental Co.*                                                   11,768
                                                                          ---------------
                                                                                  119,640
                                                                          ---------------
           MEDICAL SPECIALTIES (3.3%)
     334   Apogent Technologies Inc.*                                              10,761
     585   Applera Corp. - Applied
             Biosystems Group                                                      11,337
     185   Bard (C.R.), Inc.                                                       20,751
     168   Bausch & Lomb, Inc.                                                     10,251
   1,415   Baxter International, Inc.                                              44,488
     176   Beckman Coulter, Inc.                                                   10,648
     665   Becton, Dickinson & Co.                                                 33,463
     668   Biomet, Inc.                                                            26,800
   1,554   Boston Scientific Corp.*                                                68,842
     242   DENTSPLY International, Inc.                                            11,957
     773   Guidant Corp.                                                           42,005
     182   Hillenbrand Industries, Inc.                                            10,720
   2,934   Medtronic, Inc.                                                        140,539
     452   St. Jude Medical, Inc.*                                                 34,470
     694   Stryker Corp.                                                           35,290
     244   Varian Medical Systems, Inc.*                                           20,228
     604   Zimmer Holdings, Inc.*                                                  51,551
                                                                          ---------------
                                                                                  584,101
                                                                          ---------------
           MEDICAL/NURSING SERVICES (0.1%)
     197   DaVita, Inc.*                                                            9,145
     290   Lincare Holdings, Inc.*                                        $         9,747
                                                                          ---------------
                                                                                   18,892
                                                                          ---------------
           MISCELLANEOUS
           COMMERCIAL SERVICES (0.1%)
     188   Iron Mountain Inc.*                                                      8,323
     367   Sabre Holdings Corp.                                                     9,358
                                                                          ---------------
                                                                                   17,681
                                                                          ---------------
           MISCELLANEOUS
           MANUFACTURING (0.1%)
     190   Pentair, Inc.                                                           11,643
                                                                          ---------------
           MOTOR VEHICLES (0.2%)
     757   Harley-Davidson, Inc.                                                   43,520
                                                                          ---------------
           MULTI-LINE INSURANCE (2.5%)
   5,118   American International
             Group, Inc.                                                          375,149
     665   Hartford Financial Services
             Group, Inc. (The)                                                     43,970
     421   Safeco Corp.                                                            17,661
                                                                          ---------------
                                                                                  436,780
                                                                          ---------------
           OFFICE EQUIPMENT/
           SUPPLIES (0.2%)
     275   Avery Dennison Corp.                                                    16,236
     542   Pitney Bowes, Inc.                                                      24,027
                                                                          ---------------
                                                                                   40,263
                                                                          ---------------
           OIL & GAS PIPELINES (0.2%)
     312   Kinder Morgan, Inc.                                                     18,720
   1,268   Williams Companies, Inc. (The)                                          15,102
                                                                          ---------------
                                                                                   33,822
                                                                          ---------------
           OIL & GAS PRODUCTION (1.0%)
     664   Anadarko Petroleum Corp.                                                36,201
     812   Apache Corp.                                                            32,772
   1,178   Chesapeake Energy Corp.                                                 15,550
     591   Devon Energy Corp.                                                      35,082
     362   EOG Resources, Inc.                                                     19,342
     254   Noble Energy, Inc.                                                      11,516
     306   Pioneer Natural Resources Co.                                            9,471

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
     200   Pogo Producing Co.                                             $         9,096
     593   XTO Energy Inc.                                                         14,973
                                                                          ---------------
                                                                                  184,003
                                                                          ---------------
           OIL REFINING/MARKETING (0.2%)
     227   Sunoco, Inc.                                                            13,967
     352   Valero Energy Corp.                                                     23,271
                                                                          ---------------
                                                                                   37,238
                                                                          ---------------
           OILFIELD SERVICES/
           EQUIPMENT (0.3%)
     965   Baker Hughes Inc.                                                       32,839
     287   Smith International, Inc.*                                              14,330
                                                                          ---------------
                                                                                   47,169
                                                                          ---------------
           OTHER CONSUMER SERVICES (0.8%)
     319   Apollo Group, Inc. (Class A)*                                           29,922
     284   Career Education Corp.*                                                 19,303
   1,033   eBay Inc.*                                                              91,730
                                                                          ---------------
                                                                                  140,955
                                                                          ---------------
           PACKAGED SOFTWARE (4.8%)
     579   Adobe Systems, Inc.                                                     25,841
     358   Autodesk, Inc.                                                          12,838
     664   BMC Software, Inc.*                                                     11,713
   1,069   Compuware Corp.*                                                         8,499
     465   Intuit Inc.*                                                            18,219
     247   Mercury Interactive Corp.*                                              11,841
  21,829   Microsoft Corp.**                                                      575,194
     985   Novell, Inc.*                                                            8,973
   9,306   Oracle Corp.*                                                          105,344
     317   Red Hat, Inc.*                                                           8,664
     794   Symantec Corp.*                                                         36,365
   1,116   VERITAS Software Corp.*                                                 29,686
                                                                          ---------------
                                                                                  853,177
                                                                          ---------------
           PERSONNEL SERVICES (0.1%)
     270   Manpower, Inc.                                                          12,892
     438   Robert Half International, Inc.                                         12,255
                                                                          ---------------
                                                                                   25,147
                                                                          ---------------
           PHARMACEUTICALS:
           GENERIC DRUGS (0.3%)
     204   Barr Pharmaceuticals Inc.*                                               8,898
     480   IVAX Corp.*                                                             11,688
     736   Mylan Laboratories, Inc.                                       $        16,420
     317   Watson Pharmaceuticals, Inc.*                                           11,840
                                                                          ---------------
                                                                                   48,846
                                                                          ---------------
           PHARMACEUTICALS: MAJOR (3.7%)
   7,185   Johnson & Johnson                                                      400,276
   5,493   Merck & Co. Inc.                                                       259,819
                                                                          ---------------
                                                                                  660,095
                                                                          ---------------
           PHARMACEUTICALS: OTHER (0.6%)
     330   Allergan, Inc.                                                          29,337
     835   Forest Laboratories, Inc.*                                              52,931
     634   King Pharmaceuticals, Inc.*                                              8,470
     203   Sepracor, Inc.*                                                          9,031
                                                                          ---------------
                                                                                   99,769
                                                                          ---------------
           PROPERTY - CASUALTY
           INSURERS (0.9%)
     268   Berkley (W.R.) Corp.                                                    11,162
     454   Chubb Corp. (The)                                                       30,586
     525   Cincinnati Financial Corp.                                              22,444
     515   Progressive Corp. (The)                                                 44,172
   1,406   St. Paul Companies, Inc. (The)                                          55,790
                                                                          ---------------
                                                                                  164,154
                                                                          ---------------
           PUBLISHING: NEWSPAPERS (0.4%)
     372   New York Times Co. (The)
             (Class A)                                                             17,346
      81   Scripps (E.W.) Co. (Class A)                                             8,615
     578   Tribune Co.                                                             27,912
      18   Washington Post Co. (The)
             (Class B)                                                             17,113
                                                                          ---------------
                                                                                   70,986
                                                                          ---------------
           PULP & PAPER (0.1%)
     526   MeadWestvaco Corp.                                                      14,528
                                                                          ---------------
           RAILROADS (0.2%)
   1,331   Norfolk Southern Corp.                                                  32,250
                                                                          ---------------
           REAL ESTATE
           INVESTMENT TRUSTS (1.8%)
     440   Archstone-Smith Trust                                                   12,782
     340   Boston Properties, Inc.                                                 16,782
     352   Catellus Development Corp.                                               8,599

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
     199   Developers Diversified
             Realty Corp.                                                 $         6,844
     492   Duke Realty Corp.                                                       15,921
   1,068   Equity Office Properties Trust                                          28,783
     772   Equity Residential                                                      22,728
     636   General Growth Properties, Inc.                                         18,686
     460   Health Care Property
             Investors, Inc.                                                       11,054
     172   Hospitality Properties Trust                                             7,040
   1,024   Host Marriott Corp.*                                                    12,554
     423   iStar Financial Inc.                                                    16,180
     380   Kimco Realty Corp.                                                      17,461
     340   Liberty Property Trust                                                  13,563
     300   New Plan Excel Realty Trust                                              7,143
     629   Plum Creek Timber Co., Inc.                                             19,700
     533   ProLogis Trust                                                          17,088
     315   Public Storage, Inc.                                                    14,487
     372   Rouse Co. (The)                                                         16,982
     408   Simon Property Group, Inc.                                              21,041
     275   Vornado Realty Trust                                                    15,029
                                                                          ---------------
                                                                                  320,447
                                                                          ---------------
           RECREATIONAL PRODUCTS (0.4%)
     259   Brunswick Corp.                                                         10,490
     572   Electronic Arts Inc.*                                                   29,075
   1,299   Mattel, Inc.                                                            22,707
                                                                          ---------------
                                                                                   62,272
                                                                          ---------------
           REGIONAL BANKS (2.7%)
     908   AmSouth Bancorporation                                                  23,136
     100   Bank of Hawaii Corp.                                                     4,345
     575   Banknorth Group, Inc.                                                   18,941
     621   Charter One Financial, Inc.                                             27,299
     113   City National Corp.                                                      7,296
     184   Commerce Bancorp, Inc.                                                  11,316
     427   Compass Bancshares, Inc.                                                17,955
   1,227   Fifth Third Bancorp                                                     66,614
     382   First Horizon National Corp.                                            17,790
     949   Hibernia Corp. (Class A)                                                22,776
     458   North Fork Bancorporation, Inc.                                         17,633
     557   Northern Trust Corp.                                                    23,923
     667   Regions Financial Corp.                                                 25,359
     733   Synovus Financial Corp.                                                 18,875
     186   TCF Financial Corp.                                            $        10,375
   4,605   U.S. Bancorp                                                           129,401
     614   Union Planters Corp.                                                    18,488
     326   Zions Bancorporation                                                    19,984
                                                                          ---------------
                                                                                  481,506
                                                                          ---------------
           RESTAURANTS (0.8%)
     450   Darden Restaurants, Inc.                                                10,125
   3,051   McDonald's Corp.                                                        80,546
     272   Outback Steakhouse, Inc.                                                11,546
     972   Starbucks Corp.*                                                        39,502
     237   Wendy's International, Inc.                                              8,956
                                                                          ---------------
                                                                                  150,675
                                                                          ---------------
           SAVINGS BANKS (1.1%)
     239   Astoria Financial Corp.                                                  9,147
     308   Golden West Financial Corp.                                             33,501
     325   GreenPoint Financial Corp.                                              13,033
     258   Independence Community
             Bank Corp.                                                             9,680
     702   New York Community
             Bancorp, Inc.                                                         16,441
     752   Sovereign Bancorp, Inc.                                                 16,356
   2,192   Washington Mutual, Inc.                                                 95,747
                                                                          ---------------
                                                                                  193,905
                                                                          ---------------
           SEMICONDUCTORS (4.8%)
     936   Advanced Micro
             Devices, Inc.*                                                        14,555
   4,232   Agere Systems, Inc. (Class B)*                                          10,368
     947   Altera Corp.*                                                           21,677
     919   Analog Devices, Inc.                                                    45,169
     524   Broadcom Corp. (Class A)*                                               22,118
  15,676   Intel Corp.                                                            447,550
     205   International Rectifier Corp.*                                           9,075
     381   Intersil Corp. (Class A)                                                 8,096
   1,164   LSI Logic Corp.*                                                         9,545
     836   Maxim Integrated Products, Inc.                                         42,494
     528   Microchip Technology Inc.                                               16,743
   1,351   Micron Technology, Inc.*                                                20,306
     888   National Semiconductor
             Corp.*                                                                19,243
     400   NVIDIA Corp.*                                                            9,432

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
     700   PMC - Sierra, Inc.*                                            $         9,870
   4,191   Texas Instruments Inc.                                                 109,427
     909   Xilinx, Inc.                                                            33,160
                                                                          ---------------
                                                                                  848,828
                                                                          ---------------
           SERVICES TO THE HEALTH
           INDUSTRY (0.4%)
     190   Express Scripts, Inc. (Class A)*                                        14,869
     689   IMS Health Inc.                                                         17,142
     803   Medco Health Solutions Inc.*                                            28,129
     259   Omnicare, Inc.                                                          11,137
                                                                          ---------------
                                                                                   71,277
                                                                          ---------------
           SPECIALTY INSURANCE (0.5%)
     218   Ambac Financial Group, Inc.                                             15,075
     463   Fidelity National Financial, Inc.                                       17,404
     389   MBIA Inc.                                                               21,547
     179   MGIC Investment Corp.                                                   13,067
     245   PMI Group, Inc. (The)                                                   10,577
     224   Radian Group, Inc.                                                      10,304
                                                                          ---------------
                                                                                   87,974
                                                                          ---------------
           SPECIALTY STORES (0.8%)
     185   AutoZone, Inc.*                                                         16,049
     758   Bed Bath & Beyond Inc.*                                                 28,236
     170   CarMax Inc.*                                                             3,888
     200   Michaels Stores, Inc.                                                   10,450
     823   Office Depot, Inc.*                                                     13,448
     356   PETSMART, Inc.                                                          11,068
   1,174   Staples, Inc.                                                           32,379
     326   Tiffany & Co.                                                           11,531
     550   Toys 'R' Us, Inc.*                                                       8,646
     229   Williams-Sonoma, Inc.*                                                   7,317
                                                                          ---------------
                                                                                  143,012
                                                                          ---------------
           SPECIALTY
           TELECOMMUNICATIONS (0.2%)
     549   American Tower Corp.
             (Class A)*                                                             7,593
     368   CenturyTel, Inc.                                                        11,000
     743   Citizens Communications Co.*                                             9,436
     171   NTL, Inc.*                                                              10,106
                                                                          ---------------
                                                                                   38,135
                                                                          ---------------
           STEEL (0.1%)
     182   Nucor Corp.                                                    $        11,985
                                                                          ---------------
           TELECOMMUNICATION
           EQUIPMENT (1.8%)
     404   Comverse Technology, Inc.*                                               7,139
   3,199   Corning Inc.*                                                           39,636
   9,990   Lucent Technologies Inc.*                                               35,664
   5,584   Motorola, Inc.                                                         110,396
   1,895   QUALCOMM Inc.                                                          127,098
   1,057   Tellabs, Inc.*                                                           8,393
                                                                          ---------------
                                                                                  328,326
                                                                          ---------------
           TELECOMMUNICATIONS (0.3%)
   3,087   Sprint Corp. (FON Group)                                                54,825
                                                                          ---------------
           TOOLS/HARDWARE (0.1%)
     206   Black & Decker Corp. (The)                                              12,346
     168   Stanley Works (The)                                                      7,316
                                                                          ---------------
                                                                                   19,662
                                                                          ---------------
           TRUCKS/CONSTRUCTION/
           FARM MACHINERY (0.2%)
     603   Deere & Co.                                                             39,617
                                                                          ---------------
           WHOLESALE DISTRIBUTORS (0.2%)
     138   Fisher Scientific
             International, Inc.*                                                   7,923
     500   Genuine Parts Co.                                                       18,820
     200   Grainger (W.W.), Inc.                                                   10,890
                                                                          ---------------
                                                                                   37,633
                                                                          ---------------
           WIRELESS
           TELECOMMUNICATIONS (0.8%)
   5,410   AT&T Wireless Services Inc.*                                            76,606
   2,190   Nextel Communications, Inc.
             (Class A)*                                                            50,655
     165   Telephone & Data
             Systems, Inc.                                                         11,822
                                                                          ---------------
                                                                                  139,083
                                                                          ---------------
           TOTAL COMMON STOCKS
             (COST $16,198,307)                                                16,501,177
                                                                          ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                 VALUE
----------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (6.9%)
           REPURCHASE AGREEMENT
$  1,229   Joint repurchase agreement account
             1.02% due 06/01/04 (dated 05/28/04; proceeds $1,229,139) (a)
             (COST $1,229,000)                                                       $     1,229,000
                                                                                     ---------------

           TOTAL INVESTMENTS
             (COST $17,427,307) (b) (c)                                     99.7%         17,730,177
           OTHER ASSETS IN EXCESS OF LIABILITIES                             0.3              54,612
                                                                           -----     ---------------
           NET ASSETS                                                      100.0%    $    17,784,789
                                                                           =====     ===============

----------
*    NON-INCOME PRODUCING SECURITY.
** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $120,667.
(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
(b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $853,633 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,918,162 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,615,291, RESULTING IN NET UNREALIZED APPRECIATION OF $302,871.

FUTURES CONTRACTS OPEN AT MAY 31, 2004:

NUMBER OF                            DESCRIPTION, DELIVERY       UNDERLYING FACE     UNREALIZED
CONTRACTS         LONG/SHORT            MONTH AND YEAR           AMOUNT AT VALUE    APPRECIATION
------------------------------------------------------------------------------------------------
    3                Long        S&P 500 Index                     $  840,225         $  4,035
                                 June 2004
    2                Long        S&P 500 Index E-Mini                 112,030              282
                                 June 2004
    1                Long        Nasdaq 100 Index                     146,700            5,450
                                 June 2004
    1                Long        Nasdaq 100 Index E-Mini               29,340            1,068
                                 June 2004
                                                                                      --------
                                 Total unrealized appreciation                        $ 10,835
                                                                                      ========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (cost $17,427,307)                                              $     17,730,177
Cash                                                                         3,043
Receivable for:
  Shares of beneficial interest sold                                        77,429
  Dividends                                                                 13,762
Prepaid expenses and other assets                                           13,182
Receivable from affiliate                                                   41,245
                                                                  ----------------
    TOTAL ASSETS                                                        17,878,838
                                                                  ----------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                                    25,367
  Distribution fee                                                          10,175
  Investment purchased                                                       2,178
  Variation margin                                                           2,040
Accrued expenses and other payables                                         54,289
                                                                  ----------------
    TOTAL LIABILITIES                                                       94,049
                                                                  ----------------
    NET ASSETS                                                    $     17,784,789
                                                                  ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                   $     20,424,681
Net unrealized appreciation                                                313,705
Accumulated undistributed net
  investment income                                                         45,870
Accumulated net realized loss                                           (2,999,467)
                                                                  ----------------
    NET ASSETS                                                    $     17,784,789
                                                                  ================
CLASS A SHARES:
Net Assets                                                        $      2,311,402
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                          248,140
    NET ASSET VALUE PER SHARE                                     $           9.31
                                                                  ================
    MAXIMUM OFFERING PRICE PER SHARE,
        (NET ASSET VALUE PLUS 5.54%
        OF NET ASSET VALUE)                                       $           9.83
                                                                  ================
CLASS B SHARES:
Net Assets                                                        $      9,943,749
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                        1,071,705
    NET ASSET VALUE PER SHARE                                     $           9.28
                                                                  ================
CLASS C SHARES:
Net Assets                                                        $      1,909,349
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                          206,382
    NET ASSET VALUE PER SHARE                                     $           9.25
                                                                  ================
CLASS D SHARES:
Net Assets                                                        $      3,620,289
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                          387,843
    NET ASSET VALUE PER SHARE                                     $           9.33
                                                                  ================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends                                                         $        105,226
Interest                                                                     7,742
                                                                  ----------------
    TOTAL INCOME                                                           112,968
                                                                  ----------------
EXPENSES
Distribution fee (Class A shares)                                            2,294
Distribution fee (Class B shares)                                           46,708
Distribution fee (Class C shares)                                            7,334
Investment management fee                                                   30,336
Professional fees                                                           26,127
Shareholder reports and notices                                             25,248
Registration fees                                                           20,813
Transfer agent fees and expenses                                            11,246
Custodian fees                                                               2,403
Other                                                                       25,883
                                                                  ----------------
    TOTAL EXPENSES                                                         198,392
Less: amounts waived/reimbursed                                           (142,057)
                                                                  ----------------
    NET EXPENSES                                                            56,335
                                                                  ----------------
    NET INVESTMENT INCOME                                                   56,633
                                                                  ----------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                                124,121
Futures contracts                                                           33,564
                                                                  ----------------
    NET REALIZED GAIN                                                      157,685
                                                                  ----------------
NET CHANGE IN UNREALIZED APPRECIATION/
DEPRECIATION ON:
Investments                                                                667,841
Futures contracts                                                          (21,007)
                                                                  ----------------
    NET APPRECIATION                                                       646,834
                                                                  ----------------
    NET GAIN                                                               804,519
                                                                  ----------------
NET INCREASE                                                      $        861,152
                                                                  ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX       FOR THE YEAR
                                                                                   MONTHS ENDED           ENDED
                                                                                   MAY 31, 2004     NOVEMBER 30, 2003
                                                                                   ------------     -----------------
                                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                              $     56,633       $     86,850
Net realized gain (loss)                                                                157,685           (923,654)
Net change in unrealized appreciation                                                   646,834          2,375,100
                                                                                   ------------       ------------

    NET INCREASE                                                                        861,152          1,538,296
                                                                                   ------------       ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                          (19,635)           (11,380)
Class B shares                                                                          (26,629)           (41,845)
Class C shares                                                                           (4,720)            (8,410)
Class D shares                                                                          (31,016)           (70,366)
                                                                                   ------------       ------------

    TOTAL DIVIDENDS                                                                     (82,000)          (132,001)
                                                                                   ------------       ------------

Net increase from transactions in shares of beneficial interest                       2,048,013          1,726,063
                                                                                   ------------       ------------

    NET INCREASE                                                                      2,827,165          3,132,358

NET ASSETS:
Beginning of period                                                                  14,957,624         11,825,266
                                                                                   ------------       ------------

END OF PERIOD
  (INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $45,870
  AND $71,237, RESPECTIVELY)                                                       $ 17,784,789       $ 14,957,624
                                                                                   ============       ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND

NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley KLD Social Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that before expenses corresponds to the total return of the KLD Large Cap Social(SM) Index ("KLD Index"). The Fund was organized as a Massachusetts business trust on April 6, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.20% to the average net assets of the Fund determined as of the close of each business day. Prior to May 1, 2004, the annual rate was 0.40% of the average net assets of the Fund.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or December 31, 2004, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annual basis exceed 0.40% of the daily net assets of the Fund. At May 31, 2004, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,153,715 at May 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $6, $10,730 and $40, respectively and received $12,536 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2004 aggregated $3,438,935 and $1,234,567, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $1,400.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                FOR THE SIX                             FOR THE YEAR
                                                MONTHS ENDED                                ENDED
                                                MAY 31, 2004                          NOVEMBER 30, 2003
                                    -----------------------------------     -----------------------------------
                                                (UNAUDITED)
                                        SHARES              AMOUNT              SHARES              AMOUNT
                                    ---------------     ---------------     ---------------     ---------------
CLASS A SHARES
Sold                                         65,698     $       611,840             182,321     $     1,452,634
Reinvestment of dividends                     2,171              19,479               1,546              11,206
Redeemed                                    (56,631)           (530,042)            (44,830)           (331,078)
                                    ---------------     ---------------     ---------------     ---------------
Net increase -- Class A                      11,238             101,277             139,037           1,132,762
                                    ---------------     ---------------     ---------------     ---------------
CLASS B SHARES
Sold                                        180,225           1,652,606             344,034           2,744,983
Reinvestment of dividends                     2,586              23,201               5,149              37,382
Redeemed                                    (79,924)           (733,422)           (118,946)           (914,768)
                                    ---------------     ---------------     ---------------     ---------------
Net increase -- Class B                     102,887             942,385             230,237           1,867,597
                                    ---------------     ---------------     ---------------     ---------------
CLASS C SHARES
Sold                                         54,263             502,098              66,178             531,198
Reinvestment of dividends                       462               4,129                 984               7,124
Redeemed                                    (19,365)           (178,903)            (24,046)           (182,495)
                                    ---------------     ---------------     ---------------     ---------------
Net increase -- Class C                      35,360             327,324              43,116             355,827
                                    ---------------     ---------------     ---------------     ---------------
CLASS D SHARES
Sold                                        118,543           1,103,811             230,463           1,880,364
Reinvestment of dividends                     2,945              26,476               9,298              67,503
Redeemed                                    (48,928)           (453,260)           (495,319)         (3,577,990)
                                    ---------------     ---------------     ---------------     ---------------
Net increase (decrease) -- Class D           72,560             677,027            (255,558)         (1,630,123)
                                    ---------------     ---------------     ---------------     ---------------
Net increase in Fund                        222,045     $     2,048,013             156,832     $     1,726,063
                                    ===============     ===============     ===============     ===============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the KLD Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the KLD Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2003, the Fund had a net capital loss carryforward of $3,123,322 of which $19,969 will expire on November 30, 2009, $2,198,221 will expire on November 30, 2010 and $905,132 will expire on November 30, 2011 to offset future capital gains to the extent provided by regulations.

As of November 30, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open contracts.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY KLD SOCIAL INDEX FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                 FOR THE SIX      FOR THE YEAR         FOR THE YEAR       JULY 13, 2001*
                                                 MONTHS ENDED        ENDED                ENDED              THROUGH
                                                 MAY 31, 2004   NOVEMBER 30, 2003    NOVEMBER 30, 2002   NOVEMBER 30, 2001
                                                 ------------   -----------------    -----------------   -----------------
                                                  (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $     8.88       $     7.73           $     9.39          $    10.00
                                                  ----------       ----------           ----------          ----------

Income (loss) from investment operations:
  Net investment income++                               0.05             0.10                 0.09                0.03
  Net realized and unrealized gain (loss)               0.46             1.17                (1.70)              (0.64)
                                                  ----------       ----------           ----------          ----------
Total income (loss) from investment operations          0.51             1.27                (1.61)              (0.61)
                                                  ----------       ----------           ----------          ----------

Less dividends from net investment income              (0.08)           (0.12)               (0.05)                  -
                                                  ----------       ----------           ----------          ----------

Net asset value, end of period                    $     9.31       $     8.88           $     7.73          $     9.39
                                                  ==========       ==========           ==========          ==========

TOTAL RETURN+                                           5.93%(1)        16.72%              (17.25)%             (6.10)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                0.20%(2)         0.20%                0.24%               0.25%(2)
Net investment income                                   1.16%(2)         1.29%                1.01%               0.85%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $    2,311       $    2,103           $      756          $      329
Portfolio turnover rate                                    8%(1)           24%                  13%                  3%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                      EXPENSE      NET INVESTMENT
            PERIOD ENDED               RATIO         LOSS RATIO
          -----------------           -------      --------------
          MAY 31, 2004                 1.91%          (0.55)%
          NOVEMBER 30, 2003            2.14%          (0.65)%
          NOVEMBER 30, 2002            2.14%          (0.89)%
          NOVEMBER 30, 2001            2.35%          (1.25)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                          FOR THE PERIOD
                                                 FOR THE SIX      FOR THE YEAR         FOR THE YEAR       JULY 13, 2001*
                                                 MONTHS ENDED        ENDED                ENDED              THROUGH
                                                 MAY 31, 2004   NOVEMBER 30, 2003    NOVEMBER 30, 2002   NOVEMBER 30, 2001
                                                 ------------   -----------------    -----------------   -----------------
                                                  (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $     8.82       $     7.68           $     9.36          $    10.00
                                                  ----------       ----------           ----------          ----------

Income (loss) from investment operations:
  Net investment income++                               0.02             0.04                 0.02                0.00
  Net realized and unrealized gain (loss)               0.47             1.16                (1.69)              (0.64)
                                                  ----------       ----------           ----------          ----------
Total income (loss) from investment  operations         0.49             1.20                (1.67)              (0.64)
                                                  ----------       ----------           ----------          ----------

Less dividends from net investment income              (0.03)           (0.06)               (0.01)                  -
                                                  ----------       ----------           ----------          ----------

Net asset value, end of period                    $     9.28       $     8.82           $     7.68          $     9.36
                                                  ==========       ==========           ==========          ==========

TOTAL RETURN+                                           5.53%(1)        15.75%              (17.90)%             (6.40)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                1.00%(2)         1.00%                1.00%               1.00%(2)
Net investment income                                   0.36%(2)         0.49%                0.25%               0.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $    9,944       $    8,547           $    5,670          $    4,413
Portfolio turnover rate                                    8%(1)           24%                  13%                  3%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                      EXPENSE     NET INVESTMENT
            PERIOD ENDED               RATIO        LOSS RATIO
          -----------------           -------     --------------
          MAY 31, 2004                 2.71%          (1.35)%
          NOVEMBER 30, 2003            2.94%          (1.45)%
          NOVEMBER 30, 2002            2.90%          (1.65)%
          NOVEMBER 30, 2001            3.10%          (2.00)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                            FOR THE PERIOD
                                                  FOR THE SIX     FOR THE YEAR         FOR THE YEAR         JULY 13, 2001*
                                                  MONTHS ENDED       ENDED                ENDED                THROUGH
                                                  MAY 31, 2004   NOVEMBER 30, 2003    NOVEMBER 30, 2002   NOVEMBER 30, 2001
                                                  ------------   -----------------    -----------------   -----------------
                                                  (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $     8.79       $     7.66           $     9.36          $    10.00
                                                  ----------       ----------           ----------          ----------

Income (loss) from investment operations:
  Net investment income++                               0.02             0.04                 0.02                0.00
  Net realized and unrealized gain (loss)               0.47             1.16                (1.69)              (0.64)
                                                  ----------       ----------           ----------          ----------
Total income (loss) from investment operations          0.49             1.20                (1.67)              (0.64)
                                                  ----------       ----------           ----------          ----------

Less dividends from net investment income              (0.03)           (0.07)               (0.03)                  -
                                                  ----------       ----------           ----------          ----------

Net asset value, end of period                    $     9.25       $     8.79           $     7.66          $     9.36
                                                  ==========       ==========           ==========          ==========

TOTAL RETURN+                                           5.56%(1)        15.81%              (17.92)%             (6.40)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                0.85%(2)         1.00%                1.00%               1.00%(2)
Net investment income                                   0.51%(2)         0.49%                0.25%               0.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $    1,909       $    1,503           $      980          $      544
Portfolio turnover rate                                    8%(1)           24%                  13%                  3%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                      EXPENSE      NET INVESTMENT
            PERIOD ENDED               RATIO         LOSS RATIO
          -----------------           -------      --------------
          MAY 31, 2004                 2.56%           (1.20)%
          NOVEMBER 30, 2003            2.94%           (1.45)%
          NOVEMBER 30, 2002            2.90%           (1.65)%
          NOVEMBER 30, 2001            3.10%           (2.00)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                          FOR THE PERIOD
                                                  FOR THE SIX      FOR THE YEAR         FOR THE YEAR       JULY 13, 2001*
                                                  MONTHS ENDED        ENDED                ENDED              THROUGH
                                                  MAY 31, 2004   NOVEMBER 30, 2003    NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                                  ------------   -----------------    -----------------  -----------------
                                                  (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $     8.90       $     7.74           $     9.40          $    10.00
                                                  ----------       ----------           ----------          ----------

Income (loss) from investment operations:
  Net investment income++                               0.06             0.12                 0.11                0.04
  Net realized and unrealized gain (loss)               0.46             1.17                (1.71)              (0.64)
                                                  ----------       ----------           ----------          ----------
Total income (loss) from investment operations          0.52             1.29                (1.60)              (0.60)
                                                  ----------       ----------           ----------          ----------

Less dividends from net investment income              (0.09)           (0.13)               (0.06)                  -
                                                  ----------       ----------           ----------          ----------

Net asset value, end of period                    $     9.33       $     8.90           $     7.74          $     9.40
                                                  ==========       ==========           ==========          ==========

TOTAL RETURN+                                           5.93%(1)        17.05%              (17.17)%             (6.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                0.00%(2)         0.00%                0.00%               0.00%(2)
Net investment income                                   1.36%(2)         1.49%                1.25%               1.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $    3,620       $    2,805           $    4,419          $   13,634
Portfolio turnover rate                                    8%(1)           24%                  13%                  3%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                     EXPENSE      NET INVESTMENT
             PERIOD ENDED             RATIO         LOSS RATIO
          -----------------          -------      --------------
          MAY 31, 2004                 1.71%         (0.35)%
          NOVEMBER 30, 2003            1.94%         (0.45)%
          NOVEMBER 30, 2002            1.90%         (0.65)%
          NOVEMBER 30, 2001            2.10%         (1.00)%

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                KLD SOCIAL INDEX
                                                                            FUND


                                                               SEMIANNUAL REPORT

                                                                    MAY 31, 2004


[MORGAN STANLEY LOGO]

39908RPT-RA04-0034OP-Y05/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley KLD Social Index Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2004